Finance costs and finance income - Finance cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance costs and finance income
Finance costs	$ 119,254	$ 54,136	$ 60,629